Quarterly Report
January 31, 2023
MFS®  Lifetime®  Income Fund
LRT-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 70.5%
MFS Emerging Markets Debt Fund - Class R6	533,124	$6,344,181
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,136,726	6,342,931
MFS Global Opportunistic Bond Fund - Class R6	5,583,064	44,329,530
MFS Government Securities Fund - Class R6	7,102,539	63,283,621
MFS High Income Fund - Class R6	4,232,021	12,696,063
MFS Inflation-Adjusted Bond Fund - Class R6	6,677,885	63,039,230
MFS Limited Maturity Fund - Class R6	22,149,697	126,474,769
MFS Total Return Bond Fund - Class R6	13,181,932	126,942,008
		$449,452,333
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,343,285	$15,998,531
MFS International Growth Fund - Class R6	81,619	3,177,442
MFS International Intrinsic Value Fund - Class R6	82,333	3,185,452
MFS Research International Fund - Class R6	448,343	9,545,214
		$31,906,639
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	3,336,689	$12,679,419
MFS Global Real Estate Fund - Class R6	763,992	12,995,505
		$25,674,924
U.S. Stock Funds – 20.3%
MFS Blended Research Core Equity Fund - Class R6	470,767	$12,955,505
MFS Blended Research Growth Equity Fund - Class R6	870,855	13,088,956
MFS Blended Research Mid Cap Equity Fund - Class R6	1,606,312	19,564,880
MFS Blended Research Small Cap Equity Fund - Class R6	462,964	6,550,936
MFS Blended Research Value Equity Fund - Class R6	901,477	12,891,125
MFS Growth Fund - Class R6	90,214	12,983,513
MFS Mid Cap Growth Fund - Class R6 (a)	375,682	9,685,078
MFS Mid Cap Value Fund - Class R6	321,619	9,716,118
MFS New Discovery Fund - Class R6	115,768	3,273,922
MFS New Discovery Value Fund - Class R6	175,893	3,262,817
MFS Research Fund - Class R6	263,131	12,906,590
MFS Value Fund - Class R6	260,838	12,741,909
		$129,621,349
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.29% (v)	130,909	$130,921
Total Investment Companies		$636,786,166

Other Assets, Less Liabilities – 0.1%		922,230
Net Assets – 100.0%		$637,708,396
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $636,786,166.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$636,786,166	$—	$—	$636,786,166
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,705,628	$6,070,169	$4,762,916	$144,770	$(202,146)	$12,955,505
MFS Blended Research Growth Equity Fund	11,477,935	5,308,810	4,105,121	(273,934)	681,266	13,088,956
MFS Blended Research International Equity Fund	14,893,022	7,589,961	7,863,392	596,666	782,274	15,998,531
MFS Blended Research Mid Cap Equity Fund	17,517,440	8,709,654	8,031,820	119,797	1,249,809	19,564,880
MFS Blended Research Small Cap Equity Fund	5,749,446	2,707,142	2,397,641	90,515	401,474	6,550,936
MFS Blended Research Value Equity Fund	11,811,522	5,681,769	5,632,967	814,321	216,480	12,891,125
MFS Commodity Strategy Fund	12,356,039	9,847,079	6,243,520	317,773	(3,597,952)	12,679,419
MFS Emerging Markets Debt Fund	6,060,907	3,414,688	2,894,263	(608,432)	371,281	6,344,181
MFS Emerging Markets Debt Local Currency Fund	5,994,229	3,203,147	3,150,999	(798,149)	1,094,703	6,342,931
MFS Global Opportunistic Bond Fund	42,810,062	22,224,777	19,059,656	(3,138,273)	1,492,620	44,329,530
MFS Global Real Estate Fund	11,830,220	6,415,376	4,664,998	361,481	(946,574)	12,995,505
MFS Government Securities Fund	61,201,977	33,067,010	27,520,424	(3,220,848)	(244,094)	63,283,621
MFS Growth Fund	11,446,018	3,148,129	4,413,384	859,692	1,943,058	12,983,513
MFS High Income Fund	12,202,992	6,091,022	5,249,033	(646,955)	298,037	12,696,063
MFS Inflation-Adjusted Bond Fund	61,414,378	33,826,730	25,312,790	(919,617)	(5,969,471)	63,039,230
MFS Institutional Money Market Portfolio	1,061,965	21,127,698	22,058,106	(648)	12	130,921
MFS International Growth Fund	2,987,425	925,814	1,547,719	347,888	464,034	3,177,442
MFS International Intrinsic Value Fund	2,978,250	1,333,824	1,491,193	110,295	254,276	3,185,452
MFS Limited Maturity Fund	123,552,457	67,593,869	61,432,433	(3,173,461)	(65,663)	126,474,769
MFS Mid Cap Growth Fund	8,604,487	1,954,557	3,654,718	839,565	1,941,187	9,685,078
MFS Mid Cap Value Fund	8,808,563	2,416,055	4,241,225	1,684,577	1,048,148	9,716,118
MFS New Discovery Fund	2,880,117	1,047,861	1,255,485	(257,301)	858,730	3,273,922
MFS New Discovery Value Fund	2,921,131	1,160,168	1,394,253	347,312	228,459	3,262,817
MFS Research Fund	11,667,473	3,792,122	4,842,395	1,462,801	826,589	12,906,590
MFS Research International Fund	8,918,970	3,326,757	4,700,712	959,559	1,040,640	9,545,214
MFS Total Return Bond Fund	121,888,157	65,579,531	53,857,407	(6,369,080)	(299,193)	126,942,008
MFS Value Fund	11,791,665	3,597,727	5,556,231	1,944,525	964,223	12,741,909
	$606,532,475	$331,161,446	$297,334,801	$(8,405,161)	$4,832,207	$636,786,166
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$166,754	$929,649
MFS Blended Research Growth Equity Fund	20,050	288,132
MFS Blended Research International Equity Fund	311,103	130,591
MFS Blended Research Mid Cap Equity Fund	226,428	734,886
MFS Blended Research Small Cap Equity Fund	—	255,481
MFS Blended Research Value Equity Fund	162,292	854,155
MFS Commodity Strategy Fund	2,826,436	—
MFS Emerging Markets Debt Fund	348,454	—
MFS Emerging Markets Debt Local Currency Fund	196,221	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$443,806	$876,327
MFS Global Real Estate Fund	86,578	667,173
MFS Government Securities Fund	1,009,847	—
MFS Growth Fund	—	132,255
MFS High Income Fund	515,121	—
MFS Inflation-Adjusted Bond Fund	3,897,283	—
MFS Institutional Money Market Portfolio	19,720	—
MFS International Growth Fund	39,682	58,151
MFS International Intrinsic Value Fund	37,245	392,492
MFS Limited Maturity Fund	2,238,811	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	161,807	343,906
MFS New Discovery Fund	2,906	—
MFS New Discovery Value Fund	117,575	97,248
MFS Research Fund	132,677	824,022
MFS Research International Fund	173,883	—
MFS Total Return Bond Fund	3,267,308	—
MFS Value Fund	181,814	702,604
	$16,583,801	$7,287,072
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